Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Future minimum annual rental commitments for all noncancelable operating leases
2012	$ 355
2013	334
2014	282
2015	225
2016	174
Thereafter	418
Total minimum rental commitments	1,788
Rental expense applicable to non-cancelable operating leases	$ 345	$ 327	$ 319